Long Term Debt (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Note Payable description				In connection with the Company’s October 2012 acquisition of certain assets (the “ML Assets”) of Message Logic, Inc. (“Message Logic”), the Company maintains ownership of the ML Assets subject to a security interest in the ML Assets held by a third party banking institution (the “Bank”) in connection with a secured loan made by the Bank to Message Logic in June 2012 in the amount of $350,000 (the “ML Loan”). The Bank filed a UCC-1 Financing Statement with the Secretary of State of Delaware perfecting its interest in the ML Assets (the “UCC-1 Filing”). On September 5, 2014, the Company entered into an agreement with Message Logic and the Bank pursuant to which the Company paid to the Bank the outstanding interest amount due on the ML Loan over seven months at $3,910 per month. In addition, the Company agreed to continue to make monthly interest-only payments to the Bank at $1,553 per month.		In connection with the 2012 acquisition of Message Logic, LLC, the Company acquired software subject to a UCC filing in the amount of $350,000 plus accrued interest. On September 5, 2014 the Company entered into an agreement whereby the Company paid all arrears interest over 7 months at $3,910 per month. In addition, the Company agreed to make monthly interest payments at $1,553 per month with the principal balance of $350,000 payable on April 30, 2016. The Company stopped making interest only payments on October 25, 2018. There has been no default notice from the bank. The Company is in the process of negotiating a final settlement.
Gain on contingent liability				$ 350,000
Signature Bank
Interest rate	1.00%
Proceeds from loan	$ 481,977